ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Disclosure of estimated liabilities and indemnification obligations) (Details)	Mar. 31, 2026 CAD ($)
Trade and other receivables [abstract]
Total estimated Part XII.6 liability	$ 93,000
Payments made to date	(82,175)
Estimated Part XII.6 liability as at March 31, 2026	10,825
Total estimated indemnification obligation	427,000
Payments made to date	(29,618)
Estimated indemnification obligation as at March 31, 2026	$ 397,382